Document and Entity Information	May 12, 2025
Cover [Abstract]
Entity Registrant Name	KILROY REALTY CORP
Amendment Flag	false
Entity Central Index Key	0001025996
Document Type	8-K
Document Period End Date	May 12, 2025
Entity Incorporation State Country Code	MD
Entity File Number	001-12675
Entity Tax Identification Number	95-4598246
Entity Address, Address Line One	12200 W. Olympic Boulevard
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90064
City Area Code	(310)
Local Phone Number	481-8400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	KRC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false